Significant Accounting Policies (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Jan. 02, 2018
Accumulated deficit	$ 164,424	$ 157,716		$ 167,303	$ 2,500
Impairment of goodwill	2,873
Equity investment, cost basis	$ 200	200
Reduction of warrant rate	20.00%		20.00%
Loss in equity-method investment		154
Net receivable due from the joint venture	10	10
Restricted Shares Collateralized [Member]
Letter of credit	$ 350	$ 350
Associated with a Former BioPharma Business [Member]
Deferred revenue					1,900
Associated with a Discovery Services [Member]
Deferred revenue					$ 600